Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation and amortization expense [abstract]
Table of Depreciation and amortization

	2023	2022	2021
Depreciation of property and equipment (See Note 13 .1 )	20,672,963	22,694,895	25,609,369
Amortization of intangible assets (See Note 14)	3,727,340	2,049,038	1,311,756
Amortization of rights to use leased real estate (See Note 13 .1 )	2,401,985	6,286,287	6,331,675
Depreciation of investment properties (See note 13.2)	1,072,992	942,985	322,980
Loss from sale or impairment of property and equipment (See Note 1 3.1 )	797,137	2,191,553	228,652
Depreciation of other assets	4,903	6,499	54,562

TOTAL	28,677,320	34,171,257	33,858,994